NOTE 6 - INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 53,254	$ 0	$ 597,199	$ 20,573
Amortization of Intangible Assets	$ 276,668	$ 204,866	273,549	271,848
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 42,182		32,649	20,573
Amortization of Intangible Assets
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Finite-Lived Intangible Assets, Period Increase (Decrease)			491,830
Amortization of Intangible Assets	$ 274,952		$ 273,549	$ 271,848